Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Year	Summary compensation table total for First PEO ($)(1)	Compensation actually paid to First PEO ($)(2)	Summary compensation table total for Second PEO ($)(3)	Compensation actually paid to Second PEO ($)(4)	Average summary compensation table total for non-PEO NEOs ($)(5)	Average compensation actually paid to non-PEO NEOs ($)(6)	Value of initial fixed $100 investment based on:		Net income (loss) ($ millions)(9)	Company selected measure Adjusted EBITDA ($ millions)(10)
							TSR ($)(7)	Line of Business Index ($)(8)
2023	1,093,432	(5,729,362)	9,422,241	4,722,241	511,969	(111,428)	38.33	109.55	67.5	96.8
2022	1,796,098	(7,811,044)	—	—	1,410,613	(4,958,666)	76.17	91.30	91.8	125.4
2021	19,707,358	22,167,685	—	—	7,728,776	8,195,588	115.75	97.22	(661.5)	141.4

Company Selected Measure Name	Adjusted EBITDA
Named Executive Officers, Footnote	The dollar amounts reported are the amounts of total compensation reported for Mr. Goldberg for each corresponding year in the “Total” column of the Summary Compensation Table (“SCT”). Refer to “Executive Compensation — Summary Compensation Table.”The dollar amounts reported are the amounts of total compensation reported for Mr. Khouri for each corresponding year in the “Total” column of the Summary Compensation Table (“SCT”). Refer to “Executive Compensation — Summary Compensation Table.”
Peer Group Issuers, Footnote	Represents the TSR for S&P SmallCap 600 Materials Index, weighted according to the respective companies’ stock market capitalization at the beginning of each period for which a return is indicated.
Adjustment To PEO Compensation, Footnote

Year	Summary compensation table total for First PEO ($)	Less	Reported Value of Equity Awards ($)(a)	Plus	Equity Awards Adjustment ($)(b)	Equals	CAP for First PEO ($)
2023	1,093,432	-	—	+	(6,822,794)	=	(5,729,362)
2022	1,796,098	-	—	+	(9,607,142)	=	(7,811,044)
2021	19,707,358	-	18,990,125	+	21,450,452	=	22,167,685
(a)The dollar amounts reported represent the grant date fair value of equity awards as reported in the “Option Awards” column of the SCT in each applicable year.
(b)The equity award adjustments were calculated in accordance with Item 402(v) of Regulation S-K and include: (i) the year-end fair value of any equity awards granted in the applicable year that are outstanding and unvested as of the end of the year; (ii) the amount of change as of the end of the applicable year (from the end of the prior year) in fair value of any awards granted in prior years that are outstanding and unvested as of the end of the applicable year; and (iii) for awards granted in prior years that vest in the applicable year, the amount equal to the change as of the vesting date (from the end of the prior year) in fair value. No awards were granted and vested in same year for any applicable year and no dividends or other earnings were paid on awards in any applicable year. The amounts deducted or added in calculating the equity award adjustments for Mr. Goldberg are as follows:

Year	Year End Fair Value of Equity Awards Granted in the Year and Outstanding and Unvested at Year End ($)	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards ($)	Change in Fair Value as of the Vesting date of Equity Awards Granted in Prior Years that Vested in the Year ($)	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year ($)	Total Equity Award Adjustments ($)
2023	—	(6,822,794)	—	—	(6,822,794)
2022	—	(9,368,938)	(238,204)	—	(9,607,142)
2021	21,450,452	—	—	—	21,450,452
The dollar amounts reported represent the amount of CAP to Mr. Khouri, as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual amount of compensation earned by or paid to Mr. Khouri during the applicable year. The adjustments below were made to Mr. Khouri’s total compensation for each year to determine the CAP for such year in accordance with the requirements of Item 402(v) of Regulation S-K. No amounts were reported in the “Change in Pension and Nonqualified Deferred Compensation” column of the Summary Compensation Table for any applicable year, so no defined benefit and actuarial pension plan adjustments were made for any applicable year.

Year	Summary compensation table total for Second PEO ($)	Less	Reported Value of Equity Awards ($)(a)	Plus	Equity Awards Adjustment ($)(b)	Equals	CAP for Second PEO ($)
2023	9,422,241	-	8,440,000	+	3,740,000		4,722,241
(a)The dollar amounts reported represent the grant date fair value of equity awards as reported in the “Option Awards” column of the SCT in each applicable year.
(b)The equity award adjustments were calculated in accordance with Item 402(v) of Regulation S-K and include: (i) the year-end fair value of any equity awards granted in the applicable year that are outstanding and unvested as of the end of the year; (ii) the amount of change as of the end of the applicable year (from the end of the prior year) in fair value of any awards granted in prior years that are outstanding and unvested as of the end of the applicable year; and (iii) for awards granted in prior years that vest in the applicable year, the amount equal to the change as of the vesting date (from the end of the prior year) in fair value. No awards were granted and vested in same year for any applicable year and no dividends or other earnings were paid on awards in any applicable year. The amounts deducted or added in calculating the equity award adjustments for Mr. Khouri are as follows:

Year	Year End Fair Value of Equity Awards Granted in the Year and Outstanding and Unvested at Year End ($)	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards ($)	Change in Fair Value as of the Vesting date of Equity Awards Granted in Prior Years that Vested in the Year ($)	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year ($)	Total Equity Award Adjustments ($)
2023	3,740,000	—	—	—	3,740,000

Non-PEO NEO Average Total Compensation Amount	$ 511,969	$ 1,410,613	$ 7,728,776
Non-PEO NEO Average Compensation Actually Paid Amount	$ (111,428)	(4,958,666)	8,195,588
Adjustment to Non-PEO NEO Compensation Footnote

Year	Average Reported Summary compensation table total for Non-PEO NEOs ($)	Less	Average Reported Value of Equity Awards ($)(a)	Plus	Average Equity Awards Adjustment ($)(b)	Equals	Average CAP for Non-PEO NEOs ($)
2023	511,969	-	40,600	+	(582,797)	=	(111,428)
2022	1,410,613	-	384,000	+	(5,985,279)	=	(4,958,666)
2021	7,728,776	-	7,151,274	+	7,618,086	=	8,195,588
(a)The dollar amounts reported represent the grant date fair value of equity awards as reported in the “Option Awards” column of the SCT in each applicable year.
(b)The equity award adjustments for the Company’s NEOs as a group (excluding Mr. Goldberg or Mr. Khouri, as applicable) were calculated in accordance with Item 402(v) of Regulation S-K and include: (i) the average year-end fair value of any equity awards granted in the applicable year that are outstanding and unvested as of the end of the year; (ii) the average amount of change as of the end of the applicable year (from the end of the prior year) in fair value of any awards granted in prior years that are outstanding and unvested as of the end of the applicable year; (iii) for awards granted in prior years that vest in the applicable year, the average amount equal to the change as of the vesting date (from the end of the prior year) in fair value; and (iv) for awards granted in prior years that are determined to fail to meet the applicable vesting conditions during the applicable year, a deduction for the average amount equal to the fair value at the end of the prior year. No awards were granted and vested in same year for any applicable year and no dividends or other earnings were paid on awards in any applicable year. The amounts deducted or added in calculating the equity award adjustments for the Company’s NEOs as a group (excluding Mr. Goldberg or Mr. Khouri, as applicable) are as follows:

Year	Average Year End Fair Value of Equity Awards Granted in the Year and Outstanding and Unvested at Year End ($)	Year over Year Average Change in Fair Value of Outstanding and Unvested Equity Awards ($)	Average Change in Fair Value as of the Vesting date of Equity Awards Granted in Prior Years that Vested in the Year ($)	Average Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year ($)	Total Average Equity Award Adjustments ($)
2022	49,000	(324,969)	—	306,828	(582,797)
2022	—	(3,122,979)	(79,402)	2,782,898	(5,985,279)
2021	7,150,153	—	467,933	—	7,618,086

Compensation Actually Paid vs. Total Shareholder Return
The CAP for Mr. Goldberg and Mr. Khouri and the average CAP for the Company’s other NEOs as a group (excluding Mr. Goldberg or Mr. Khouri, as applicable) for 2021, 2022 and 2023 is presented in comparison to the Company’s cumulative TSR over such periods in the table below.

Compensation Actually Paid vs. Net Income
The CAP for Mr. Goldberg and Mr. Khouri and the average CAP for the Company’s other NEOs as a group (excluding Mr. Goldberg or Mr. Khouri, as applicable) for 2021, 2022 and 2023 is presented in comparison to the Company’s net income over such periods in the table below. All of the fixed and variable founder advisory amounts vested on November 9, 2021, the date of the business combination, because the Company believes that, as a result of the consummation of the business combination, it has incurred an obligation equal to the present value of the fixed and variable founder advisory amounts. Share-based compensation expense related to the fixed and variable founder advisory amounts of $653.0 million recognized by the Company resulted in a net loss of $661.5 million as of December 31, 2021.

Compensation Actually Paid vs. Company Selected Measure
The CAP for Mr. Goldberg and Mr. Khouri and the average CAP for the Company’s other NEOs as a group (excluding Mr. Goldberg or Mr. Khouri, as applicable) for 2021, 2022 and 2023 is presented in comparison to the Company’s Adjusted EBITDA over such periods in the table below.

Total Shareholder Return Vs Peer Group
The Company’s cumulative TSR since becoming a public company is presented in comparison to the S&P SmallCap 600 Materials Index (the peer group presented for this purpose) for the same periods in the table below.

Total Shareholder Return Amount	$ 38.33	76.17	115.75
Peer Group Total Shareholder Return Amount	109.55	91.30	97.22
Net Income (Loss)	$ 67,500,000	$ 91,800,000	$ (661,500,000)
Company Selected Measure Amount	96,800,000	125,400,000	141,400,000
Additional 402(v) Disclosure
We are providing the following information about the relationship between executive compensation actually paid (“CAP”) and certain financial performance of the Company as required by SEC rules. Please see “Compensation Discussion and Analysis” for discussion of our compensation philosophy and how the Compensation Committee structures our compensation program to motivate and reward the achievement of performance-based financial and other goals that align with our operational and strategic objectives. The SEC-defined CAP data set forth in the table below does not reflect amounts actually realized by our NEOs, and the Compensation Committee has not used or considered CAP previously in establishing the NEO compensation program. A significant portion of the CAP amounts shown relate to changes in values of unvested awards over the course of the reporting year. The fair value as of December 31, 2023 for the equity awards adjustment shown below was calculated using the Hull-White model as this model considers the future movement in the price of Ordinary Shares and option holders’ behavior with respect to option exercises. The Hull-White model requires us to make assumptions and judgments about the variables used in the calculation, including the sub-optimal exercise factor, drift rate, the blended volatility based on the Company’s short trading history of its Ordinary Shares and on the trading history of the common stock of a set of comparable publicly listed companies, risk-free interest rate, and expected dividends. These unvested awards remain subject to significant risk from forfeiture conditions and possible future declines in value based on changes in the price of our Ordinary Shares. The ultimate values actually realized by our NEOs from unvested equity awards, if any, will not be determined until the awards fully vest.
The dollar amounts reported represent the amount of CAP to Mr. Goldberg, as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual amount of compensation earned by or paid to Mr. Goldberg during the applicable year. The adjustments below were made to Mr. Goldberg’s total compensation for each year to determine the CAP for such year in accordance with the requirements of Item 402(v) of Regulation S-K. No amounts were reported in the “Change in Pension and Nonqualified Deferred Compensation” column of the Summary Compensation Table for any applicable year, so no defined benefit and actuarial pension plan adjustments were made for any applicable year.The dollar amounts reported represent the average of the amounts reported for the Company’s NEOs as a group (excluding Mr. Goldberg or Mr. Khouri, as applicable) in the “Total” column of the SCT in each applicable year. The names of each of the NEOs (excluding Mr. Goldberg and Mr. Khouri) included for purposes of calculating the average amounts in each applicable year are as follows: (i) for 2023, Kyle Sable, Charles Kropp, Jeffery Emery, Shannon Horn, and Noriko Yokozuka; (ii) for 2022, Charles Kropp, Barry Lederman, Noriko Yokozuka, Shannon Horn, and Ernest Kremling; and (iii) for 2021, Barry Lederman, Noriko Yokozuka, Shannon Horn, and Ernest Kremling.The dollar amounts reported represent the amount of CAP for the Company’s NEOs as a group (excluding Mr. Goldberg or Mr. Khouri, as applicable) as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect an average of the actual amount of compensation earned by or paid the Company’s NEOs as a group (excluding Mr. Goldberg or Mr. Khouri, as applicable) during the applicable year. The adjustments below were made to the average total compensation for the Company’s NEOs as a group (excluding Mr. Goldberg or Mr. Khouri, as applicable) for each year to determine the CAP for such year in accordance with the requirements of Item 402(v) of Regulation S-K. No amounts were reported in the “Change in Pension and Nonqualified Deferred Compensation” column of the Summary Compensation Table for any applicable year, so no defined benefit and actuarial pension plan adjustments were made for any applicable year.TSR is calculated by dividing the sum of the cumulative amount of dividends for the measurement period, assuming dividend reinvestment, and the difference between the Company’s share price at the end and the beginning of the measurement period by the Company’s share price at the beginning of the measurement period.The dollar amounts reported represent the amount of net income reflected in the Company’s audited financial statements for the applicable year.
We have presented Adjusted EBITDA as the Company-selected measure in the table above in accordance with Item 402(v) of Regulation S-K. While the Company uses financial and non-financial performance measures for the purpose of evaluating performance for the Company’s compensation programs, the Company has determined that Adjusted EBITDA is the financial performance measure that, in the Company’s assessment, represents the most important performance measure used by the Company to link CAP for the Company’s NEOs to Company performance for the most recently completed year that is not otherwise required to be disclosed in the pay versus performance table above.
As described in “Compensation Discussion and Analysis,” a significant portion of the NEO pay is performance-based and at-risk, consistent with the compensation philosophy established by the Compensation Committee. Our NEO compensation program rewards the achievement of specific short-term (annual) and long-term financial and other goals, which are aligned with our operational and strategic goals. The most important financial performance measures used by the Company to link CAP for the Company’s NEOs to the Company’s performance for the most recently completed year is Adjusted EBITDA.
The Company is providing the following graphs regarding the relationships between information presented in the Pay versus Performance table, including CAP, as required by Item 402(v) of Regulation S-K. The Compensation Committee utilizes several performance measures to align executive compensation with Company performance, and only some of those Company measures are presented in the pay versus performance table above and the graphs below. The Compensation Committee has not used or considered CAP previously as computed in accordance with Item 402(v) of Regulation S-K to set target compensation amounts or align our NEO compensation to Company performance. See “Compensation Discussion and Analysis” for a discussion of how the Compensation designs our compensation program and sets target compensation amounts.

Share-Based Payment Arrangement, Fixed And Variable Founder Expense			$ 653,000,000
Measure:: 1
Pay vs Performance Disclosure
Non-GAAP Measure Description	Adjusted EBITDA is defined as net income plus income tax expense, net interest and other financing expenses, and depreciation and amortization, adjusted on a consistent basis for certain non-recurring, unusual or non-operational items in a balanced manner. These items include (i) expenses related to the business combination, (ii) founder advisory fee expenses, (iii) stock compensation expense, (iv) non-cash impact of purchase accounting on the cost of inventory sold and intangible impairment, (v) contingent future payment related to an acquired business, (vi) management fees related to the services provided by SK Capital Partners IV-A, L.P. and SK Capital Partners IV-B, L.P (collectively, the "Sponsor") when acting in a management capacity and (vii) unrealized foreign currency loss (gain).
Mr. Goldberg [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 1,093,432	$ 1,796,098	19,707,358
PEO Actually Paid Compensation Amount	$ (5,729,362)	(7,811,044)	22,167,685
PEO Name	Mr. Goldberg
Mr. Khouri [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 9,422,241	0	0
PEO Actually Paid Compensation Amount	$ 4,722,241	0	0
PEO Name	Mr. Khouri
PEO | Mr. Goldberg [Member] | Equity Awards Reported Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	0	18,990,125
PEO | Mr. Goldberg [Member] | Equity Awards Adjustment [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(6,822,794)	(9,607,142)	21,450,452
PEO | Mr. Goldberg [Member] | Equity Awards Granted During the Year, Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Equity Awards	0	0	21,450,452
PEO | Mr. Goldberg [Member] | Equity Awards Granted in Prior Years, Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Equity Awards	(6,822,794)	(9,368,938)	0
PEO | Mr. Goldberg [Member] | Equity Awards Granted in Prior Years, Vested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Equity Awards	0	(238,204)	0
PEO | Mr. Goldberg [Member] | Equity Awards that Failed to Meet Vesting Conditions [Member]
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Equity Awards	0	0	0
PEO | Mr. Khouri [Member] | Equity Awards Reported Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	8,440,000
PEO | Mr. Khouri [Member] | Equity Awards Adjustment [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	3,740,000
PEO | Mr. Khouri [Member] | Equity Awards Granted During the Year, Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Equity Awards	3,740,000
PEO | Mr. Khouri [Member] | Equity Awards Granted in Prior Years, Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Equity Awards	0
PEO | Mr. Khouri [Member] | Equity Awards Granted in Prior Years, Vested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Equity Awards	0
PEO | Mr. Khouri [Member] | Equity Awards that Failed to Meet Vesting Conditions [Member]
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Equity Awards	0
Non-PEO NEO | Equity Awards Reported Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	40,600	384,000	7,151,274
Non-PEO NEO | Equity Awards Adjustment [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(582,797)	(5,985,279)	7,618,086
Non-PEO NEO | Equity Awards Granted During the Year, Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Equity Awards	49,000	0	7,150,153
Non-PEO NEO | Equity Awards Granted in Prior Years, Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Equity Awards	(324,969)	(3,122,979)	0
Non-PEO NEO | Equity Awards Granted in Prior Years, Vested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Equity Awards	0	(79,402)	467,933
Non-PEO NEO | Equity Awards that Failed to Meet Vesting Conditions [Member]
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Equity Awards	$ 306,828	$ 2,782,898	$ 0